Segment reporting (Details 2) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2024 INR (₨)		Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)		Mar. 31, 2022 INR (₨)
Disclosure of operating segments [line items]
Revenues	₨ 279,164	[1]	$ 3,350	₨ 245,879	[1]	₨ 214,391	[1]
Global Generic [Member]
Disclosure of operating segments [line items]
Revenues	245,453			213,768		179,170
Global Generic [Member] | Oncology [member]
Disclosure of operating segments [line items]
Revenues	67,563			48,671		17,051
Global Generic [Member] | Nervous System [Member]
Disclosure of operating segments [line items]
Revenues	29,760			27,888		26,159
Global Generic [Member] | Pain Management [Member]
Disclosure of operating segments [line items]
Revenues	23,990			23,585		18,437
Global Generic [Member] | Gastrointestinal [Member]
Disclosure of operating segments [line items]
Revenues	23,368			23,439		23,386
Global Generic [Member] | Respiratory [Member]
Disclosure of operating segments [line items]
Revenues	17,291			17,074		15,085
Global Generic [Member] | Cardiovascular [Member]
Disclosure of operating segments [line items]
Revenues	16,326			16,187		14,856
Global Generic [Member] | Anti-Infective [Member]
Disclosure of operating segments [line items]
Revenues	15,896			17,066		22,526
Global Generic [Member] | Hematology [Member]
Disclosure of operating segments [line items]
Revenues	10,949			10,316		11,737
Global Generic [Member] | Dermatology [Member]
Disclosure of operating segments [line items]
Revenues	7,691			6,749		6,797
Global Generic [Member] | Nutraceutical [Member]
Disclosure of operating segments [line items]
Revenues	5,680			5,876		4,530
Global Generic [Member] | Diabetology [Member]
Disclosure of operating segments [line items]
Revenues	5,336			4,888		4,277
Global Generic [Member] | Others [Member]
Disclosure of operating segments [line items]
Revenues	₨ 21,603			₨ 12,029		₨ 14,329

[1]	Revenues for the year ended March 31, 2024 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.10,707 (as compared to Rs.7,321 and Rs.6,255 for the years ended March 31, 2023 and 2022, respectively) and from the PSAI segment to the Others segment which amount to Rs.72 (as compared to Rs.128 and Rs.0 for the years ended March 31, 2023 and 2022, respectively)